Exhibit 99.1

Hyundai Auto Receivables Trust 2021-C
Monthly Servicing Report

Collection Period						June 2025
Distribution Date						07/15/25
Transaction Month						44
30/360 Days						30
Actual/360 Days						29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		October 4, 2021
Closing Date:		November 17, 2021

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,577,990,687.37	63,367	3.33%	58.83
Original Adj. Pool Balance:		$1,535,309,741.31

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$290,000,000.00	18.378%	0.12071%		November 15, 2022
Class A-2-A Notes	Fixed	$399,500,000.00	25.317%	0.36000%		October 15, 2024
Class A-2-B Notes	Floating	$100,000,000.00	6.337%	SOFR + 0.20%		October 15, 2024
Class A-3 Notes	Fixed	$494,500,000.00	31.337%	0.74000%		May 15, 2026
Class A-4 Notes	Fixed	$139,230,000.00	8.823%	1.03000%		December 15, 2027
Class B Notes	Fixed	$27,640,000.00	1.752%	1.49000%		December 15, 2027
Class C Notes	Fixed	$46,060,000.00	2.919%	1.66000%		June 15, 2028
Total Securities		$1,496,930,000.00	94.863%

Overcollateralization		$38,379,741.31	2.432%
YSOA		$42,680,946.06	2.705%
Total Original Pool Balance		$1,577,990,687.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2-A Notes		$-	-	$-	-	$-
Class A-2-B Notes		$-	-	$-	-	$-
Class A-3 Notes		$-	-	$-	-	$-
Class A-4 Notes		$75,442,716.22	0.5418568	$59,382,491.64	0.4265064	$16,060,224.58
Class B Notes		$27,640,000.00	1.0000000	$27,640,000.00	1.0000000	$-
Class C Notes		$46,060,000.00	1.0000000	$46,060,000.00	1.0000000	$-
Total Securities		$149,142,716.22	0.0996324	$133,082,491.64	0.0889036	$16,060,224.58

Weighted Avg. Coupon (WAC)		3.54%		3.58%
Weighted Avg. Remaining Maturity (WARM)		18.54		17.81
Pool Receivables Balance		$197,616,043.95		$181,245,497.27
Remaining Number of Receivables		28,386		27,184

Adjusted Pool Balance		$195,202,008.46		$179,141,783.88

III. COLLECTIONS

Principal:
Principal Collections						$16,087,048.13
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$201,390.97
Total Principal Collections						$16,288,439.10

Interest:
Interest Collections						$575,094.98
Late Fees & Other Charges						$36,668.62
Interest on Repurchase Principal						$-
Total Interest Collections						$611,763.60

Collection Account Interest						$57,984.94
Reserve Account Interest						$13,139.17
Servicer Advances						$-

Total Collections						$16,971,326.81

2021C Report	1 of 4

Hyundai Auto Receivables Trust 2021-C
Monthly Servicing Report

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	44
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$16,971,326.81
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$16,971,326.81
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$164,680.04	$-	$164,680.04	164,680.04
Collection Account Interest					$57,984.94
Late Fees & Other Charges					$36,668.62
Total due to Servicer					$259,333.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$64,755.00		$64,755.00

Total Class A interest:		$64,755.00		$64,755.00	64,755.00

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$34,319.67		$34,319.67	34,319.67

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$63,716.33		$63,716.33	63,716.33

Available Funds Remaining:					$16,549,202.21

7. Regular Principal Distribution Amount:					16,060,224.58

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$16,060,224.58
Class A Notes Total:		$16,060,224.58		$16,060,224.58
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$16,060,224.58		$16,060,224.58

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					488,977.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$2,414,035.49
Beginning Period Amount					$2,414,035.49
Current Period Amortization					$310,322.10
Ending Period Required Amount					$2,103,713.39
Ending Period Amount					$2,103,713.39
Next Distribution Date Required Amount					$1,818,851.37

2021C Report	2 of 4

Hyundai Auto Receivables Trust 2021-C
Monthly Servicing Report

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	44
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$3,838,274.35
Beginning Period Amount					$3,838,274.35
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$3,838,274.35
Ending Period Amount					$3,838,274.35

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$46,059,292.24	$46,059,292.24	$46,059,292.24
Overcollateralization as a % of Original Adjusted Pool			3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			23.60%	25.71%	25.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.04%	26,652	96.56%	$175,016,147.14
30 - 60 Days		1.53%	416	2.70%	$4,887,500.33
61 - 90 Days		0.38%	102	0.64%	$1,166,902.04
91-120 Days		0.05%	14	0.10%	$174,947.76
121 + Days		0.00%	0	0.00%	$-
Total			27,184		$181,245,497.27

Delinquent Receivables 30+ Days Past Due
Current Period		1.96%	532	3.44%	$6,229,350.13
1st Preceding Collection Period		1.80%	511	3.07%	$6,074,741.56
2nd Preceding Collection Period		1.68%	497	2.86%	$6,157,697.40
3rd Preceding Collection Period		1.60%	489	2.65%	$6,201,111.18
Four-Month Average		1.76%		3.00%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.74%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			28		$388,180.90
Repossession Inventory			53		$800,343.01

Current Charge-Offs
Gross Principal of Charge-Offs					$283,498.55
Recoveries					$(201,390.97)
Net Loss					$82,107.58

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.50%

Average Pool Balance for Current Period					$189,430,770.61

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.52%
1st Preceding Collection Period					-0.32%
2nd Preceding Collection Period					-0.87%
3rd Preceding Collection Period					-0.49%
Four-Month Average					-0.29%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			24	1,775	$32,725,069.44
Recoveries			16	1,431	$(17,888,123.52)
Net Loss					$14,836,945.92
Cumulative Net Loss as a % of Initial Pool Balance					0.94%

Net Loss for Receivables that have experienced a Net Loss *			18	1,528	$14,910,950.73
Average Net Loss for Receivables that have experienced a Net Loss					$9,758.48

Principal Balance of Extensions					$1,039,965.49
Number of Extensions					87

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2021C Report	3 of 4

Hyundai Auto Receivables Trust 2021-C
Monthly Servicing Report

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	44
30/360 Days	30
Actual/360 Days	29

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

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